Senior preferred shares	12 Months Ended
Dec. 31, 2021
Senior Preferred Shares
Senior preferred shares

23. Senior preferred shares

On June 18, 2020, the Company concluded the issuance of senior preferred shares in the amount of US$300,000. The senior preferred shares were considered a host financial instrument with convertible features that were considered embedded derivatives. The financial liability components were the contractual obligation to deliver cash and the convertible embedded derivative into a variable number of shares.

The senior preferred shares had similar features to the preferred shares (note 27), except for (i) were senior to preferred shares upon the distribution of proceeds due to the liquidity events described in note 27, (ii) had the rights to cumulative dividends payments equivalent to 18.5% per year after December 2026, (iii) were redeemable in cash at the option of the holder upon the occurrence of mandatory redemption events, (iv) were redeemable in cash at the option of the Company at any time, (v) were convertible initially into a fixed number of ordinary shares at the option of the holder at any time, or in a variable number of ordinary shares if a down-round feature was triggered (vi) were automatically convertible upon the occurrence of a qualified initial public offering or liquidation event into a fixed number of ordinary shares or variable number of shares due to down-round features.

Upon the exercise of the redeemable option in cash by the Company, the holders of the senior preferred shares could request the conversion of the senior preferred shares into a fixed or variable number of preferred shares prior to the redemption. On May 20, 2021, each senior preferred share was converted into 1 Series F-1 preferred share, with the total issuance of 16,795,799 shares at the request of the holders. The conversion consisted of a reclassification of the amount recognized as a derivative and recognized as liability into share capital and share premium reserve in the total amount of US$400,915.

The fair value of the convertible embedded derivative was measured using methodology consistent with the share price valuation described on share-based payments (note 10).

	2021	2020

Balance at beginning of the year	400,915	-
New issuances	-	300,000
Deferred expenses	-	(236)

Interest accrued	22,108	28,630
Changes in the fair value of the embedded derivative conversion feature	(22,108)	72,521
Expenses with convertible instruments	-	101,151

Conversion of senior preferred shares and embedded derivative into equity	(400,915)	-
Balance at end of the year	-	400,915
Host debt instrument at amortized cost	-	328,394
Embedded derivative at fair value	-	72,521